UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02280)

Exact name of registrant as specified in charter:	Putnam Convertible Income-Growth Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Convertible Income-Growth Trust
The fund's portfolio
1/31/09 (Unaudited)

CONVERTIBLE BONDS AND NOTES (78.4%)(a)
	Principal
	amount	Value

Advertising and marketing services (1.2%)
Lamar Advertising Co. cv. sr. unsec. unsub. notes Ser.
B, 2 7/8s, 2010	$6,700,000	$5,502,375
		5,502,375

Aerospace and defense (2.3%)
L-1 Identity Solutions, Inc. cv. sr. unsec. notes
3 3/4s, 2027	2,200,000	1,322,750
L-1 Identity Solutions, Inc. 144A cv. sr. unsec. notes
3 3/4s, 2027	5,870,000	3,529,338
Triumph Group, Inc. cv. sr. unsec. sub. notes 2 5/8s,
2026	1,500,000	1,488,750
Triumph Group, Inc. 144A cv. sr. sub. notes 2 5/8s,
2026	3,800,000	3,771,500
		10,112,338

Airlines (0.6%)
Pinnacle Airlines Corp. cv. sr. notes 3 1/4s, 2025	3,700,000	2,568,022
		2,568,022

Automotive (0.7%)
Ford Motor Co. cv. sr. notes 4 1/4s, 2036	13,500,000	3,105,000
		3,105,000

Beverage (0.6%)
Central European Distribution Corp. cv. sr. unsec.
unsub. notes 3s, 2013	5,800,000	2,631,750
		2,631,750

Biotechnology (6.4%)
Amgen, Inc. 144A cv. sr. notes 3/8s, 2013	8,800,000	7,987,672
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	2,700,000	1,390,500
Cubist Pharmaceuticals, Inc. cv. sub. notes 2 1/4s,
2013	5,609,000	4,914,882
Integra LifeSciences Holdings 144A cv. sr. notes
2 3/4s, 2010	8,000,000	6,880,000
Kendle International, Inc. cv. sr. notes 3 3/8s, 2012	7,800,000	5,265,780
MannKind Corp. cv. sr. unsec. notes 3 3/4s, 2013	4,600,000	2,288,500
		28,727,334

Broadcasting (0.5%)
Central European Media Enterprises, Ltd. 144A cv.
company guaranty sr. bonds 3 1/2s, 2013 (Bermuda)	5,400,000	2,241,000
		2,241,000

Chemicals (0.4%)
ShengdaTech, Inc. 144A cv. sr. notes 6s, 2018 (China)	4,000,000	1,790,000
		1,790,000

Coal (2.2%)
Patriot Coal Corp. 144A cv. sr. notes 3 1/4s, 2013	12,000,000	6,390,000
Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s,
2041	5,000,000	3,418,750
		9,808,750

Commercial and consumer services (0.3%)
Live Nation, Inc. 144A cv. sr. notes 2 7/8s, 2027	4,000,000	1,440,000
		1,440,000

Communications equipment (0.8%)
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026	5,000,000	3,403,000
		3,403,000

Computers (4.5%)
Anixter International, Inc. 144A cv. sr. notes 1s, 2013	6,800,000	4,666,500
Cray, Inc. cv. sr. sub. notes 3s, 2024	2,000,000	1,865,000
Cray, Inc. 144A cv. sr. sub. notes 3s, 2024	4,600,000	4,289,500
EMC Corp. 144A cv. sr. notes 1 3/4s, 2013	5,800,000	5,452,000
SPSS, Inc. 144A cv. sub. notes 2 1/2s, 2012	4,800,000	3,942,000
		20,215,000

Consumer finance (0.6%)
Dollar Financial Corp. 144A cv. sr. notes 2 7/8s, 2027	6,000,000	2,520,000
		2,520,000

Consumer goods (1.0%)
Chattem, Inc. cv. sr. notes 1 5/8s, 2014	3,100,000	2,844,250
Chattem, Inc. 144A cv. sr. notes 1 5/8s, 2014	2,000,000	1,835,000
		4,679,250

Electrical equipment (0.9%)
WESCO International, Inc. cv. sr. debs. Ser. *,
2 5/8s, 2025	1,700,000	1,468,375
WESCO International, Inc. 144A cv. sr. debs. 2 5/8s,
2025	2,900,000	2,504,875
		3,973,250

Electronics (3.8%)
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	10,200,000	3,174,750
Intel Corp. 144A cv. sub. bonds 2.95s, 2035	10,700,000	8,198,875
SanDisk Corp. cv. sr. unsec. unsub. notes 1s, 2013	6,300,000	3,354,750
TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s,
2015	4,000,000	2,290,800
		17,019,175

Energy (oil field) (2.6%)
Flotek Industries, Inc. cv. company guaranty sr. notes
5 1/4s, 2028	4,000,000	1,260,000
Global Industries, Ltd. 144A cv. unsec. notes 2 3/4s,
2027	3,000,000	1,072,500
Transocean, Inc. cv. sr. unsec. notes Ser. C, 1 1/2s,
2037 (Switzerland)	11,550,000	9,138,938
		11,471,438

Energy (other) (1.1%)
Covanta Holding Corp. cv. sr. debs. 1s, 2027	3,700,000	3,158,875
Suntech Power Holdings Co., Ltd. 144A cv. sr. unsec.
notes 3s, 2013 (China)	4,000,000	1,670,000
		4,828,875

Entertainment (1.6%)
Lions Gate Entertainment Corp. cv. sr. unsec. sub.
notes stepped-coupon 3 5/8s (3 1/8s, 3/15/12) 2025
(Canada) (STP)	1,300,000	890,500
Lions Gate Entertainment Corp. 144A cv. sr. unsec.
sub. notes stepped-coupon 3 5/8s (3 1/8s, 3/15/12)
2025 (Canada) (STP)	5,800,000	3,973,000
Regal Entertainment Group 144A cv. sr. unsec. notes
6 1/4s, 2011	2,540,000	2,209,800
		7,073,300

Financial (1.8%)
MGIC Investment Corp. 144A cv. jr. unsec. sub. debs.
9s, 2063	9,640,000	3,205,300
Prudential Financial, Inc. cv. sr. unsec. notes FRN
0.366s, 2037	5,170,000	4,963,200
		8,168,500

Food (2.1%)
Chiquita Brands International cv. sr. unsec. notes
4 1/4s, 2016	5,655,000	4,361,702
Tyson Foods, Inc. cv. sr. unsec. notes 3 1/4s, 2013	6,035,000	5,154,192
		9,515,894

Forest products and packaging (0.7%)
Sino-Forest Corp. 144A cv. sr. notes 5s, 2013 (Canada)	5,000,000	3,265,500
		3,265,500

Health care (1.0%)
LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s,
2014	6,400,000	4,528,000
		4,528,000

Health-care services (2.6%)
BioMarin Pharmaceuticals, Inc. cv. sr. sub. notes
1 7/8s, 2017	2,900,000	2,983,375
Dendreon Corp. 144A cv. sr. sub. notes 4 3/4s, 2014	4,000,000	1,935,000
Health Management Associates, Inc. 144A cv. sr. sub.
notes 3 3/4s, 2028	6,000,000	2,790,000
United Therapeutics Corp. cv. sr. notes 1/2s, 2011	500,000	513,125
United Therapeutics Corp. 144A cv. sr. notes 1/2s, 2011	3,500,000	3,591,875
		11,813,375

Homebuilding (0.9%)
Forest City Enterprises, Inc. cv. notes 3 5/8s, 2011
(R)	3,100,000	1,824,660
Forest City Enterprises, Inc. 144A cv. notes 3 5/8s,
2011 (R)	3,500,000	2,060,100
		3,884,760

Investment banking/Brokerage (1.6%)
Affiliated Managers Group 144A cv. sr. notes 3.95s,
2038	6,000,000	4,170,000
KKR Financial Holdings, LLC cv. sr. notes 7s, 2012	8,810,000	3,083,500
		7,253,500

Manufacturing (1.0%)
General Cable Corp. cv. company guaranty 7/8s, 2013	7,100,000	4,544,000
		4,544,000

Media (0.6%)
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	6,700,000	2,925,220
		2,925,220

Medical services (1.4%)
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	6,500,000	4,452,500
Stewart Enterprises, Inc. cv. sr. unsec. notes 3 3/8s,
2016	3,738,000	1,925,070
		6,377,570

Medical technology (4.5%)
China Medical Technologies, Inc. cv. sr. unsec. bonds
Ser. CMT, 4s, 2013 (China)	6,000,000	2,512,500
EPIX Medical, Inc. cv. sr. notes 3s, 2024 (F)	3,300,000	990,000
EPIX Medical, Inc. 144A cv. sr. notes 3s, 2024 (F)	4,300,000	1,290,000
Hologic, Inc. cv. sr. unsec. notes stepped-coupon 2s
(zero %, 12/15/13) 2037 (STP)	9,300,000	5,950,140
Medtronic, Inc. cv. sr. notes 1 5/8s, 2013	2,200,000	1,938,750
Medtronic, Inc. 144A cv. sr. notes 1 5/8s, 2013	8,500,000	7,436,650
		20,118,040

Metal fabricators (0.5%)
USEC, Inc. cv. sr. unsec. notes 3s, 2014	4,100,000	2,150,040
		2,150,040

Metals (1.1%)
Coeur d'Alene Mines Corp. cv. sr. unsec. notes 3 1/4s,
2028	7,500,000	2,025,000
Newmont Mining Corp. cv. sr. notes 3s, 2012	2,500,000	2,765,625
		4,790,625

Oil and gas (3.9%)
Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes
4 3/8s, 2028	6,200,000	3,138,750
Chesapeake Energy Corp. cv. sr. unsec. notes company
guaranty 2 1/4s, 2038	9,400,000	4,876,250
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	7,590,000	5,432,922
St. Mary Land & Exploration Co. cv. sr. notes 3 1/2s,
2027	5,500,000	4,076,875
		17,524,797

Pharmaceuticals (2.8%)
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	6,747,000	5,853,023
King Pharmaceuticals, Inc. cv. company guaranty sr.
unsub. notes 1 1/4s, 2026	3,300,000	2,380,125
Teva Pharmaceutical Finance, LLC cv. company guaranty
sr. unsec. debs Ser. C, 1/4s, 2026	4,500,000	4,460,625
		12,693,773

Real estate (1.6%)
Alexandria Real Estate Equities, Inc. 144A cv. sr.
notes 3.7s, 2027 (R)	4,000,000	2,900,000
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (R)	9,600,000	864,000
Sunstone Hotel Partnership, LLC 144A cv. company
guaranty 4.6s, 2027 (R)	6,200,000	3,207,880
		6,971,880

Regional Bells (1.1%)
Qwest Communications International, Inc. cv. sr.
unsec. notes 3 1/2s, 2025	5,800,000	4,951,750
		4,951,750

Retail (3.9%)
Charming Shoppes cv. sr. unsec. notes 1 1/8s, 2014	1,800,000	461,250
Charming Shoppes 144A cv. sr. unsec. notes 1 1/8s, 2014	3,800,000	973,750
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	4,400,000	2,579,500
Pantry, Inc. (The) 144A cv. sr. sub. notes 3s, 2012	2,600,000	1,524,250
Pier 1 Imports, Inc. cv. sr. unsec. notes company
guaranty 6 3/8s, 2036	5,000,000	1,406,250
RadioShack Corp. 144A cv. sr. notes 2 1/2s, 2013	5,579,000	4,755,540
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	3,885,000	990,675
United Auto Group, Inc. 144A cv. sr. sub. notes
3 1/2s, 2026	7,800,000	4,884,750
		17,575,965

Software (5.7%)
Borland Software Corp. 144A cv. sr. notes 2 3/4s, 2012	5,400,000	3,294,000
Cadence Design Systems, Inc. 144A cv. sr. notes
1 1/2s, 2013	5,100,000	2,709,375
Macrovision Corp. cv. sr. notes 2 5/8s, 2011	3,770,000	3,053,700
Macrovision Corp. 144A cv. sr. notes 2 5/8s, 2011	3,000,000	2,430,000
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,
2024	10,500,000	7,113,750
Symantec Corp. cv. sr. unsec. notes 1s, 2013	7,100,000	6,842,625
		25,443,450

Technology (2.1%)

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	3,422,000	684,400
CACI International, Inc. 144A cv. sr. sub. notes
2 1/8s, 2014	3,720,000	3,608,400
ON Semiconductor Corp. cv. company guaranty sub. notes
2 5/8s, 2026	785,000	493,569
ON Semiconductor Corp. 144A cv. sr. sub. notes 2 5/8s,
2026	7,000,000	4,426,100
		9,212,469

Telecommunications (2.9%)
Equinix, Inc. cv. sub. notes 3s, 2014	3,900,000	2,457,000
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	7,675,000	3,117,969
NII Holdings, Inc. cv. sr. unsec. notes 2 3/4s, 2025	2,000,000	1,762,500
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	3,500,000	2,331,875
NII Holdings, Inc. 144A cv. sr. unsec. notes 2 3/4s,
2025	3,800,000	3,348,750
		13,018,094

Telephone (1.3%)
Leap Wireless International, Inc. 144A cv. sr. unsec.
notes 4 1/2s, 2014	8,810,000	5,825,613
		5,825,613

Waste Management (1.2%)
Waste Connections, Inc. cv. sr. notes 3 3/4s, 2026	4,900,000	5,132,750
Waste Connections, Inc. 144A cv. sr. notes 3 3/4s, 2026	427,000	447,283
		5,580,033

Total convertible bonds and notes (cost $519,202,260)		$351,242,705

CONVERTIBLE PREFERRED SECURITIES (12.8%)(a)
	Shares	Value

Banking (1.5%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	5,400	$2,808,000
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	6,275	3,997,175
		6,805,175

Building materials (0.7%)
Stanley Works (The) 5.125% units cv. ARP	5,531,000	3,184,473
		3,184,473

Chemicals (0.4%)
Celanese Corp. $1.063 cum. cv. pfd.	112,400	1,594,956
		1,594,956

Electric utilities (1.2%)
Entergy Corp. $3.813 cv. pfd.	112,700	5,478,347
		5,478,347

Financial (--%)
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	100	100,000
		100,000

Food (0.9%)
Bunge, Ltd. 5.125% cum. cv. pfd.	9,300	4,235,220
		4,235,220

Investment banking/Brokerage (--%)
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default)	13,400	9,648
		9,648

Metals (2.4%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	101,000	4,696,500
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Cayman
Islands)	191,460	5,875,429
		10,571,929

Oil and gas (0.5%)
McMoRan Exploration Co. $6.75 cum. cv. pfd.	55,900	2,464,463
		2,464,463

Pharmaceuticals (1.3%)
Mylan, Inc. 6.50% cv. pfd.	7,750	5,802,534
		5,802,534

Power producers (1.0%)
NRG Energy, Inc. 5.75% cv. pfd.	20,300	4,393,123
		4,393,123

Real estate (0.7%)
Digital Realty Trust, Inc. $1.094 cv. pfd.	186,500	3,158,844
		3,158,844

Telecommunications (1.4%)
Crown Castle International Corp. $3.125 cum. cv. pfd.	150,000	6,337,500
		6,337,500

Tobacco (0.8%)
Universal Corp. 6.75% cv. pfd.	4,788	3,429,405
		3,429,405

Total convertible preferred securities (cost $108,264,278)		$57,565,617

UNITS (1.5%)(a)
	Units	Value

ELF (Enhanced Liquid Facility) Special Financing, Ltd.
144A cv. units FRN Ser. B, 2.346s, 2009 (Cayman
Islands)	75	$6,600,000

Total units (cost $7,491,598)		$6,600,000

COMMON STOCKS (0.6%)(a)
	Shares	Value

Brazil Ethanol, Inc. 144A (Unit) (NON)	312,500	$312,500
Trian Acquisition I Corp. (Unit) (NON)	250,000	2,355,000

Total common stocks (cost $5,000,000)		$2,667,500

SHORT-TERM INVESTMENTS (7.1%)(a)
	Shares	Value

Federated Prime Obligations Fund	31,883,268	$31,883,268

Total short-term investments (cost $31,883,268)		$31,883,268

TOTAL INVESTMENTS

Total investments (cost $671,841,404) (b)		$449,959,090

NOTES

(a) Percentages indicated are based on net assets of $448,068,505.

(b) The aggregate identified cost on a tax basis is $670,203,298, resulting in gross unrealized appreciation and depreciation of $6,649,839 and $226,894,047, respectively, or net unrealized depreciation of $220,244,208.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Adjustable Rate Preferred Stock (ARP) and Floating Rate Notes (FRN) are the current interest rates at January 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$34,238,268	$--

Level 2	413,440,822	--

Level 3	2,280,000	--

Total	$449,959,090	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of January 31, 2009:

	Investment in securities	Other financial instruments

Balance as of October 31, 2008	$--	$--

Accrued discounts/premiums	--	--

Realized gain/loss	--	--

Change in net unrealized appreciation/(depreciation)	--	--

Net purchases/sales	--	--

Net transfers in and/or out of Level 3	2,280,000	--

Balance as of January 31, 2009	$2,280,000	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible-Income Growth Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009